UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994
                                                    ----------------------------

                             BURNHAM INVESTORS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Burnham Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF
                                            SHARES              VALUE
--------------------------------------------------------------------------

COMMON STOCKS  89.64%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY  10.51%
AUTO MANUFACTURERS - FOREIGN  1.27%
    Toyota Motor Corp. - Sponsored ADR       20,000         $   1,487,600
                                                            --------------
HOTELS, RESORTS & CRUISE LINES  5.17%
    Carnival Corp.(2)                        35,000             1,813,350
    Royal Caribbean Cruises Ltd.(2)          30,000             1,340,700
    Starwood Hotel &
      Resorts Worldwide, Inc.                20,000             1,200,600
  o Wynn Resorts, Ltd.                       25,000             1,693,500
                                                            --------------
                                                                6,048,150
                                                            --------------
MOVIES & ENTERTAINMENT  1.94%
    Sony Corp., Sponsored ADR                35,000             1,400,700
    The Walt Disney Co.                      30,000               861,900
                                                            --------------
                                                                2,262,600
                                                            --------------
RESTAURANTS  2.13%
    McDonald's Corp.                         80,000             2,491,200
                                                            --------------
TOTAL CONSUMER DISCRETIONARY (COST: $11,243,702)               12,289,550
                                                            --------------

CONSUMER STAPLES  10.07%
HYPERMARKETS & SUPER CENTERS  2.14%
    Wal-Mart Stores, Inc.(2)                 50,000             2,505,500
                                                            --------------
PERSONAL CARE PRODUCTS  1.73%
    The Gillette Co.                         40,000             2,019,200
                                                            --------------
SOFT DRINKS  3.40%
    PepsiCo, Inc.(3)                         75,000             3,977,250
                                                            --------------
TOBACCO  2.80%
    Altria Group, Inc.(3)                    50,000             3,269,500
                                                            --------------
TOTAL CONSUMER STAPLES (COST: $10,362,005)                     11,771,450
                                                            --------------

ENERGY  18.58%
OIL & GAS - EXPLORATION & PRODUCTION  2.95%
    Chesapeake Energy Corp.(2)               70,000             1,535,800
    Devon Energy Corp.                       40,000             1,910,000
                                                            --------------
                                                                3,445,800
                                                            --------------
INTEGRATED OIL & GAS  9.76%
    BP p.l.c. - Sponsored ADR                40,000             2,496,000
    ChevronTexaco Corp.                      20,000             1,166,200
    Exxon Mobil Corp.                       130,000             7,748,000
                                                            --------------
                                                               11,410,200
                                                            --------------
OIL & GAS REFINING/MARKETING & TRANSPORTATION  5.87%
    Kinder Morgan Management LLC             62,677             2,544,062
    The Williams Companies, Inc.            230,000             4,326,300
                                                            --------------
                                                                6,870,362
                                                            --------------
TOTAL ENERGY (COST: $11,381,827)                               21,726,362
                                                            --------------

                                          NUMBER OF
                                            SHARES              VALUE
--------------------------------------------------------------------------

FINANCIAL SERVICES  21.25%
BANKS - REGIONAL  1.87%
    North Fork Bancorp., Inc.                78,855         $   2,187,438
                                                            --------------
INSURANCE  1.47%
    Prudential Financial, Inc.(3)            30,000             1,722,000
                                                            --------------
INVESTMENT BANKING & BROKERAGE  1.88%
    The Goldman Sachs Group Inc.             20,000             2,199,800
                                                            --------------
MORTGAGE BANKING  0.47%
    Fieldstone Investment Corp.(c),(d),(4)   37,500               544,500
                                                            --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  10.23%
    American Express Co.(2)                 100,000             5,137,000
    Citigroup Inc.                           75,000             3,370,500
    JPMorgan Chase & Co.                    100,000             3,460,000
                                                            --------------
                                                               11,967,500
                                                            --------------
REAL ESTATE INVESTMENT TRUSTS  1.17%
    Archstone-Smith Trust                    40,000             1,364,400
                                                            --------------
SAVINGS & LOAN COMPANIES - REGIONAL  4.16%
    Hudson City Bancorp, Inc.                30,000             1,096,500
    Sovereign Bancorp, Inc.(3)              170,000             3,767,200
                                                            --------------
                                                                4,863,700
                                                            --------------
TOTAL FINANCIAL SERVICES (COST: $18,764,449)                   24,849,338
                                                            --------------

HEALTH CARE  6.88%
BIOTECHNOLOGY  1.00%
  o Amgen, Inc.                              20,000             1,164,200
                                                            --------------
HEALTH CARE SERVICES  1.22%
    UnitedHealth Group Inc.                  15,000             1,430,700
                                                            --------------
PHARMACEUTICALS  4.66%
    Johnson & Johnson                        30,000             2,014,800
    Pfizer Inc.                              50,000             1,313,500
    Sanofi-Aventis - ADR(2)                  50,000             2,117,000
                                                            --------------
                                                                5,445,300
                                                            --------------
TOTAL HEALTH CARE (COST: $6,650,813)                            8,040,200
                                                            --------------

INDUSTRIALS  5.61%
INDUSTRIAL CONGLOMERATES  4.66%
    General Electric Co.                    120,000             4,327,200
    Honeywell International, Inc.            30,000             1,116,300
                                                            --------------
                                                                5,443,500
                                                            --------------
RAILROADS  0.95%
    Norfolk Southern Corp.                   30,000             1,111,500
                                                            --------------
TOTAL INDUSTRIALS (COST: $5,297,059)                            6,555,000
                                                            --------------

INFORMATION TECHNOLOGY  11.68%
COMMUNICATIONS EQUIPMENT  1.15%
  o Cisco Systems, Inc.                      75,000             1,341,750
                                                            --------------


SEE NOTES TO PORTFOLIO HOLDINGS                                   BURNHAM FUND 1

Burnham Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF
                                            SHARES              VALUE
--------------------------------------------------------------------------

COMMON STOCKS  CONTINUED

COMPUTER - HARDWARE  4.77%
  o Dell, Inc.                               50,000     $       1,921,000
    International Business Machines
    Corp.                                    40,000             3,655,200
                                                            --------------
                                                                5,576,200
                                                            --------------
INTERNET SOFTWARE & SERVICES  2.70%
  o Google Inc., Class A(2)                  10,000             1,805,100
  o Yahoo!, Inc.(2)                          40,000             1,356,000
                                                            --------------
                                                                3,161,100
                                                            --------------
SEMICONDUCTORS  0.99%
    Intel Corp.(3)                           50,000             1,161,500
                                                            --------------
SYSTEMS SOFTWARE  2.07%
    Microsoft Corp.                         100,000             2,417,000
                                                            --------------
TOTAL INFORMATION TECHNOLOGY (COST: $13,068,794)               13,657,550
                                                            --------------

MATERIALS  1.31%
CHEMICALS (DIVERSIFIED)  1.31%
    Du Pont (E.I.) de Nemours                30,000             1,537,200
                                                            --------------
TOTAL MATERIALS (COST: $1,265,100)                              1,537,200
                                                            --------------

TELECOMMUNICATIONS SERVICES  0.76%
INTEGRATED TELECOMMUNICATIONS SERVICES  0.76%
    Verizon Communications Inc.              25,000               887,500
                                                            --------------
TOTAL TELECOMMUNICATIONS SERVICES (COST: $988,250)                887,500
                                                            --------------

UTILITIES  2.99%
GAS UTILITIES  1.40%
    Southern Union Co.                       65,000             1,632,150
                                                            --------------
MULTI-UTILITIES  1.59%
  o AES Corp.                                71,500             1,171,170
    MDU Resources Group, Inc.                25,000               690,500
                                                            --------------
TOTAL MULTI-UTILITIES                                           1,861,670
                                                            --------------
TOTAL UTILITIES (COST: $2,668,074)                              3,493,820
                                                            --------------
TOTAL COMMON STOCKS (COST: $81,690,073)                       104,807,970
                                                            --------------

                                             FACE
                                             VALUE
                                            -------

SHORT-TERM INSTRUMENTS(b)  17.87%

CERTIFICATE OF DEPOSIT  2.07%
    Eurohypo AG(a)
    2.78% 4/18/05                       $ 2,400,064             2,400,064
    Hudson City Bancorp Inc.
    2.96% 1/22/06                            20,000                20,000
                                                            --------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $2,420,064)                 2,420,064
                                                            --------------

                                             FACE
                                             VALUE              VALUE
--------------------------------------------------------------------------

DISCOUNTED COMMERCIAL PAPER  9.58%
    General Electric Capital Corp.
    2.73% 4/01/05                       $ 2,591,000         $   2,591,000
    General Motors Acceptance Corp.
    3.05% 4/04/05                         5,633,000             5,631,568
    Norddeutsche Landesbank NY(a)
    2.81% 4/18/05                           115,299               115,299
    Sedna Finance Corp.(a)
    2.78% 10/17/05                        1,484,532             1,484,532
    Skandinaviska Enskilda Banken(a)
    2.80% 1/17/06                         1,381,178             1,381,178
                                                            --------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $11,203,577)                                            11,203,577
                                                            --------------
FLOATING RATE NOTE  2.64%
    Natexis Banques(a)
    2.93% 1/20/06                         1,289,909             1,289,909
    The Goldman Sachs Group Inc.(a)
    2.96% 7/29/05                         1,793,422             1,793,422
                                                            --------------
TOTAL FLOATING RATE NOTE (COST: $3,083,331)                     3,083,331
                                                            --------------
INSTITUTIONAL MONEY MARKET TRUST  1.79%
    BlackRock Institutional Money
    Market Trust(a)                       2,095,876             2,095,876
                                                            --------------
TOTAL INSTITUTIONAL MONEY MARKET TRUST
(COST: $2,095,876)                                              2,095,876
                                                            --------------
MASTER NOTE  1.40%
    Merrill Lynch & Co., Inc.(a)
    2.98% 4/01/05                         1,639,573             1,639,573
                                                            --------------
TOTAL MASTER NOTE (COST: $1,639,573)                            1,639,573
                                                            --------------
TIME DEPOSIT  0.39%
    Chase Manhattan Bank(a)
    2.84% 4/01/05                           452,596               452,596
                                                            --------------
TOTAL TIME DEPOSIT (COST: $452,596)                               452,596
                                                            --------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $20,895,017)                                           20,895,017
                                                            --------------

TOTAL INVESTMENTS  107.51%
(COST $102,585,090)                                         $ 125,702,987

CALL OPTIONS WRITTEN  (0.23)%
(PREMIUMS RECEIVED $215,620)                                     (263,750)

LIABILITIES, LESS CASH AND OTHER ASSETS  (7.28)%               (8,515,071)
                                                            --------------

NET ASSETS  100.00%                                         $ 116,924,166
                                                            ==============


2 BURNHAM FUND                                   SEE NOTES TO PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                           NUMBER OF
                                           CONTRACTS            VALUE
--------------------------------------------------------------------------

  CALL OPTIONS WRITTEN  (0.23)%

    Altria Group, Inc. Call
      @ 65 due Jun 05                           200         $     (72,000)
                                                            --------------
    Intel Corp. Call
      @ 25 due Jul 05                           500               (30,000)
                                                            --------------
    PepsiCo, Inc. Call
      @ 55 due Jul 05                           150               (12,750)
                                                            --------------
    Prudential Financial, Inc. Call
      @ 55 due Jun 05                           300              (114,000)
                                                            --------------
    Sovereign Bancorp, Inc. Call
      @ 22.5 due Jul 05                         500               (35,000)
                                                            --------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $215,620)                               $    (263,750)
                                                            ==============

      FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

      THE TAX COST OF THE FUND AT MARCH 31, 2005, BASED ON SECURITIES OWNED, WAS $102,585,090. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $24,352,199 AND $(1,234,302) RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     THIS SECURITY IS THE ACTUAL COLLATERAL USED IN SECURITY LENDING.

b THE 17.87% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITY LENDING. NOT INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 7.05%.

c SECURITY IS EXEMPT FROM REGISTRATION PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

d INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $544,500, REPRESENTING 0.47% OF NET ASSETS.

ADR-- AMERICAN DEPOSITORY RECEIPT.


SEE NOTES TO PORTFOLIO HOLDINGS                                   BURNHAM FUND 3

BURNHAM Financial Services Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF
                                           SHARES               VALUE
--------------------------------------------------------------------------

COMMON STOCKS  97.15%
(PERCENTAGE OF NET ASSETS)

BANKS  34.55%
ASSET MANAGEMENT & CUSTODY BANKS  1.72%
    The Bank of New York Co., Inc.(3)       115,000         $   3,340,750
                                                            --------------
BANKS - REGIONAL  30.27%
    Alliance Financial Corp.                 51,000             1,551,420
    Bancorp Rhode Island, Inc.              100,600             3,762,440
  o Bancshares of Florida Inc.              128,600             2,057,600
    Boston Private Financial
      Holdings, Inc.(2)                      33,200               788,500
    Bridge Street Financial, Inc.           140,000             2,401,000
    Capital Bank Corp.                       20,000               332,000
  o Cardinal Financial Corp.                231,300             2,127,960
  o Centennial Bank Holdings, Inc.(d),(4)   750,000             7,875,000
  o Connecticut Bank & Trust Co.            129,700             1,906,590
    Gold Banc Corporation, Inc.             137,000             1,922,110
  o Greenville First Bancshares, Inc.        65,800             1,348,900
    Interchange Financial Services Corp.    109,500             1,888,875
  o Millenium Bankshares Corporation          3,600                30,600
    North Fork Bancorp., Inc.(3)            343,517             9,529,161
    Preferred Bank                           40,700             1,623,930
  o Signature Bank                           14,200               376,442
  o SNB Bancshares, Inc.                    465,500             5,264,805
    Sterling Bancorp                         78,000             1,893,060
    SunTrust Banks, Inc.(3)                  25,000             1,801,750
  o TD Banknorth, Inc.                       87,130             2,721,941
    The Colonial BancGroup, Inc.             30,000               615,600
    U.S.B. Holding Co., Inc.                312,585             6,936,261
                                                            --------------
                                                               58,755,945
                                                            --------------

DIVERSIFIED BANKS  2.56%
    Bank of America Corp.(3)                 50,000             2,205,000
    Comerica Inc.(3)                         50,000             2,754,000
                                                            --------------
                                                                4,959,000
                                                            --------------
TOTAL BANKS (COST: $60,299,436)                                67,055,695
                                                            --------------
DIVERSIFIED FINANCIALS  21.24%
CONSUMER FINANCE  1.45%
    MBNA Corp.(3)                           115,000             2,823,250
                                                            --------------
INSURANCE PROPERTY & CASUALTY  0.85%
    Radian Group Inc.(3)                     34,600             1,651,804
                                                            --------------
INVESTMENT BANKING & BROKERAGE  6.31%
    Merrill Lynch & Co., Inc.(3)             30,000             1,698,000
    Morgan Stanley(3)                        40,000             2,290,000
    Technology Investment Capital
    Corporation                              37,300               557,635
    The Goldman Sachs Group, Inc.(3)         70,000             7,699,300
                                                            --------------
                                                               12,244,935
                                                            --------------
INVESTMENT MANAGEMENT  1.69%
    Ares Capital Corp.                      200,000             3,280,000
                                                            --------------
MORTGAGE BANKING  4.05%
    Fieldstone Investment Corp.(c),(d),(4)  412,500             5,989,500
    New Century Financial Corp.(3)           40,000             1,872,800
                                                            --------------
                                                                7,862,300
                                                            --------------

                                          NUMBER OF
                                           SHARES               VALUE
--------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES  6.76%
    Citigroup Inc.(3)                       130,200         $   5,851,188
    JPMorgan Chase & Co.(3)                 210,000             7,266,000
                                                            --------------
                                                               13,117,188
                                                            --------------
UNREGISTERED INVESTMENT COMPANY  0.13%
  o Peregrine Holdings Ltd.(d),(4)          250,000               247,980
                                                            --------------
TOTAL DIVERSIFIED FINANCIALS (COST: $40,825,378)               41,227,457
                                                            --------------

SAVINGS AND LOAN COMPANIES  40.23%
SAVINGS AND LOAN COMPANIES --
REGIONAL  40.23%
    Astoria Financial Corp.(3)               90,000             2,277,000
    Brookline Bancorp, Inc.                  14,050               209,345
    Central Bancorp, Inc.                   113,100             3,059,355
    Charter Financial Corp.                 121,200             4,044,444
    Citizens South Banking Corp., Inc.      312,600             4,273,242
    Dime Community Bancshares, Inc.         532,100             8,087,920
    Fidelity Bankshares, Inc.                88,263             2,028,284
    First Niagara Financial Group, Inc.     293,900             3,882,419
    Hudson City Bancorp, Inc.(2),(3)        237,600             8,684,280
    Independence Community
      Bank Corp.(3)                          60,000             2,340,000
    Northwest Bancorp, Inc.                 115,791             2,479,086
    People's Bank                           255,000            10,442,250
    Provident Financial Services, Inc.      131,400             2,246,940
    Sound Federal Bancorp,  Inc.            262,300             4,063,027
    Sovereign Bancorp, Inc.(2),(3)          598,244            13,257,087
    Webster Financial Corp.(3)              120,000             5,449,200
    Willow Grove Bancorp, Inc.               77,300             1,244,530
                                                            --------------
                                                               78,068,409
                                                            --------------
TOTAL SAVINGS AND LOAN COMPANIES
(COST: $74,572,543)                                            78,068,409
                                                            --------------

SERVICES  1.13%
SERVICES (COMMERCIAL & CONSUMER)  1.13%
  o Wright Express Corp.                    128,500             2,197,350
                                                            --------------
TOTAL SERVICES (COST: $2,283,000)                               2,197,350
                                                            --------------
TOTAL COMMON STOCKS (COST: $177,980,357)                      188,548,911
                                                            --------------

                                             FACE
                                             VALUE
                                            -------

SHORT-TERM INSTRUMENTS(b)  2.97%
CERTIFICATE OF DEPOSIT  0.01%
    Hudson City Savings Bank
    2.96% 1/22/06                       $    20,000                20,000
                                                            --------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $20,000)                       20,000
                                                            --------------
TIME DEPOSIT  0.03%
    JPMorgan Chase & Co.(a)
    2.84% 4/01/05                            67,103                67,103
                                                            --------------
TOTAL TIME DEPOSIT (COST: $67,103)                                 67,103
                                                            --------------


4 FINANCIAL SERVICES FUND                        SEE NOTES TO PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                             FACE
                                             VALUE              VALUE
--------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  CONTINUED
INSTITUTIONAL MONEY MARKET TRUST  1.21%
    BlackRock Institutional Money
    Market Trust(a)                     $ 2,354,707         $   2,354,707
                                                            --------------
TOTAL INSTITUTIONAL MONEY MARKET TRUST
(COST: $2,354,707)                                              2,354,707
                                                            --------------
ASSET BACKED COMMERCIAL PAPER  0.77%
    Thames ABCP(a)
    2.80% 4/20/05                         1,484,711             1,484,711
                                                            --------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(COST: $1,484,711)                                              1,484,711
                                                            --------------
MASTER NOTE  0.95%
    Merrill Lynch & Co., Inc.(a)
    2.98% 4/01/05                         1,842,052             1,842,052
                                                            --------------
TOTAL MASTER NOTE (COST: $1,842,052)                            1,842,052
                                                            --------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $5,768,573)                                             5,768,573
                                                            --------------

TOTAL INVESTMENTS  100.12%
(COST $183,748,930)                                         $ 194,317,484

CALL OPTIONS WRITTEN  (0.67)%
(PREMIUMS RECEIVED $1,524,406)                                 (1,293,218)

CASH AND OTHER ASSETS, LESS LIABILITIES  0.55%                  1,062,737
                                                            --------------

NET ASSETS  100.00%                                         $ 194,087,003
                                                            ==============

                                          NUMBER OF
                                          CONTRACTS
                                          ---------

CALL OPTIONS WRITTEN  (0.67)%

    Astoria Financial Corp. Call
      @ 26.625 due Apr 05                       150         $      (2,250)
                                                            --------------
    Bank of America Corp. Call
      @ 50 due Jan 06 LEAPS*                    500               (30,000)
                                                            --------------
    Citigroup Inc. Calls
      @ 50 due Sep 05                           500               (20,000)
      @ 55 due Sep 05                             2                   (10)
      @ 55 due Jan 06 LEAPS*                    800               (24,000)
                                                            --------------
                                                                  (44,010)
                                                            --------------

                                          NUMBER OF
                                          CONTRACTS             VALUE
--------------------------------------------------------------------------

    Comerica Inc. Calls
      @ 65 due Apr 05                           200         $      (1,000)
      @ 60 due Jul 05                           300               (12,000)
                                                            --------------
                                                                  (13,000)
                                                            --------------
    Hudson City Bancorp, Inc. Calls
      @ 40 due Jul 05                           300               (15,000)
      @ 40 due Oct 05                           155               (14,725)
                                                            --------------
                                                                  (29,725)
                                                            --------------
    Independence Community Bank Corp. Call
      @ 45 due Jun 05                           200                (1,000)
                                                            --------------
    JPMorgan Chase & Co. Calls
      @ 42.5 due Jun 05                         750                (3,750)
      @ 37.5 due Sep 05                         200               (12,000)
      @ 40 due Sep 05                           400               (10,000)
      @ 40 due Jan 06 LEAPS*                    750               (48,750)
                                                            --------------
                                                                  (74,500)
                                                            --------------
    MBNA Corp. Calls
      @ 25 due Jan 06 LEAPS*                    200               (36,000)
      @ 30 due Jan 06 LEAPS*                    750               (26,250)
                                                            --------------
                                                                  (62,250)
                                                            --------------
    Merrill Lynch & Co., Inc. Calls
      @ 65 due Jul 05                           150                (3,000)
      @ 70 due Jul 05                           150                  (750)
                                                            --------------
                                                                   (3,750)
                                                            --------------
    Morgan Stanley Calls
      @ 60 due Jul 05                           150               (33,000)
      @ 65 due Jul 05                           150               (12,000)
                                                            --------------
                                                                  (45,000)
                                                            --------------
    New Century Financial Corp. Calls
      @ 50 due Aug 05                           100               (18,000)
      @ 55 due Aug 05                           300               (25,500)
                                                            --------------
                                                                  (43,500)
                                                            --------------
    North Fork Bancorp., Inc. Calls
      @ 50 due Apr 05                           450               (10,598)
      @ 30 due May 05                           200                (2,000)
      @ 32.5 due Aug 05                         200                (2,000)
      @ 30 due Nov 05                           600               (45,000)
                                                            --------------
                                                                  (59,598)
                                                            --------------
    Radian Group Inc. Calls
      @ 50 due May 05                           146                (8,760)
      @ 50 due Jan 06 LEAPS*                    200               (53,000)
                                                            --------------
                                                                  (61,760)
                                                            --------------


SEE NOTES TO PORTFOLIO HOLDINGS                        FINANCIAL SERVICES FUND 5

Burnham Financial Services Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF
                                          CONTRACTS             VALUE
--------------------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

    Sovereign Bancorp, Inc. Calls
      @ 25 due Jul 05                            60         $        (300)
      @ 22.5 due Jan 06 LEAPS*                  435               (63,075)
      @ 25 due Jan 06 LEAPS*                    900               (45,000)
                                                            --------------
                                                                 (108,375)
                                                            --------------
    SunTrust Banks, Inc. Call
      @ 75 due Apr 05                           250                (1,250)
                                                            --------------
    The Bank of New York Co., Inc. Calls
      @ 32.5 due Apr 05                         400                (2,000)
      @ 32.5 due Jul 05                         250                (3,750)
      @ 32.5 due Jan 06 LEAPS*                  125                (9,375)
      @ 35 due Jan 06 LEAPS*                    375                (9,375)
                                                            --------------
                                                                  (24,500)
                                                            --------------
    The Goldman Sachs Group, Inc. Calls
      @ 95 due Apr 05                           250              (375,000)
      @ 100 due Apr 05                          250              (252,500)
      @ 115 due Jul 05                          100               (28,000)
      @ 125 due Jan 06 LEAPS*                   100               (30,000)
                                                            --------------
                                                                 (685,500)
                                                            --------------
    Webster Financial Corp. Calls
      @ 50 due Apr 05                           200                (1,000)
      @ 50 due Jul 05                           150                (2,250)
                                                            --------------
                                                                   (3,250)
                                                            --------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $1,524,406)                            $  (1,293,218)
                                                            ==============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

      THE TAX COST OF THE FUND AT MARCH 31, 2005, BASED ON SECURITIES OWNED, WAS $183,748,930. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $15,267,456 AND $(4,698,902), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     THIS SECURITY IS THE COLLATERAL USED IN SECURITY LENDING.

b THE 2.97% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITIES LENDING. NOT INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 0.01%.

c SECURITY IS EXEMPT FROM REGISTRATION PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

d INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS 14,112,480, REPRESENTING 7.27% OF NET ASSETS.

* LONG-TERM EQUITY ANTICIPATION SECURITIES ARE LONG-TERM OPTION CONTRACTS THAT CAN BE MAINTAINED FOR A PERIOD OF UP TO THREE YEARS.


6 FINANCIAL SERVICES FUND                        SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM Financial Industries Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF
                                            SHARES              VALUE
--------------------------------------------------------------------------

COMMON STOCKS  102.10%
(PERCENTAGE OF NET ASSETS)

BANKS  38.34%
ASSET MANAGEMENT & CUSTODY BANKS  6.81%
    Northern Trust Corp.(3)                  27,500         $   1,194,600
    The Bank of New York Co., Inc.(3)        20,000               581,000
                                                            --------------
                                                                1,775,600
                                                            --------------
BANKS - REGIONAL  20.41%
    Bank of Hawaii Corp.                     10,000               452,600
    BB & T Corp.                             15,000               586,200
    FirstMerit Corp.(3)                      12,500               334,500
    Hudson United Bancorp                    25,000               881,250
    North Fork Bancorp., Inc.(3)             40,000             1,109,600
    SunTrust Banks, Inc.(3)                   5,000               360,350
  o TD Banknorth, Inc.+                      41,115             1,284,433
    The Colonial BancGroup, Inc.             15,000               307,800
                                                            --------------
                                                                5,316,733
                                                            --------------
DIVERSIFIED BANKS  11.12%
    Bank of America Corp.(3)                 10,000               441,000
    Comerica Inc.(3)                         25,000             1,377,000
    Huntington Bancshares, Inc.(3)           15,000               358,500
    U.S. Bancorp(3)                          25,000               720,500
                                                            --------------
                                                                2,897,000
                                                            --------------
TOTAL BANKS (COST: $10,169,925)                                 9,989,333
                                                            --------------

DIVERSIFIED FINANCIALS  31.99%
CONSUMER FINANCE  1.11%
    MBNA Corp.(3)                            11,800               289,690
                                                            --------------
INVESTMENT BANKING & BROKERAGE  14.28%
    Merrill Lynch & Co., Inc.(3)             21,000             1,188,600
    Morgan Stanley(3)                        25,000             1,431,250
    The Goldman Sachs Group, Inc.(3)         10,000             1,099,900
                                                            --------------
                                                                3,719,750
                                                            --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  13.01%
    CIT Group Inc.(3)                        20,000               760,000
    Citigroup Inc.(3)                        20,000               898,800
    JPMorgan Chase & Co.(3)                  50,000             1,730,000
                                                            --------------
                                                                3,388,800
                                                            --------------
REAL ESTATE INVESTMENT TRUSTS  3.59%
    New Century Financial Corp.(3)           20,000               936,400
                                                            --------------
TOTAL DIVERSIFIED FINANCIALS (COST: $8,347,077)                 8,334,640
                                                            --------------

SAVINGS AND LOAN COMPANIES  31.77%
SAVINGS AND LOAN COMPANIES -- REGIONAL  31.77%
    Astoria Financial Corp.(3)               18,000               455,400
    Brookline Bancorp, Inc.                  12,025               179,172
    First Niagara Financial Group, Inc.+     70,000               924,700
    Hudson City Bancorp, Inc.(3),+           43,050             1,573,478
    Independence Community Bank Corp.(3)     30,000             1,170,000
    People's Bank+                           45,000             1,842,750
    Sovereign Bancorp, Inc.(3)               45,000               997,200
    Webster Financial Corp.(3),+             25,000             1,135,250
                                                            --------------
                                                                8,277,950
                                                            --------------

                                                                VALUE
--------------------------------------------------------------------------

TOTAL SAVINGS AND LOAN COMPANIES
(COST: $8,193,064)                                          $   8,277,950
                                                            --------------
TOTAL COMMON STOCKS (COST: $26,710,066)                        26,601,923
                                                            --------------

                                             FACE
                                             VALUE
                                            -------

SHORT-TERM INSTRUMENTS  2.25%

DISCOUNTED COMMERCIAL PAPER  2.17%
    Lasalle Bank Corp.
    2.70% 4/01/05                          $566,000               566,000
                                                            --------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $566,000)                                                 566,000
                                                            --------------
CERTIFICATE OF DEPOSIT  0.08%
    Hudson City Bancorp Inc.
    2.96% 1/22/06                            20,000                20,000
                                                            --------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $20,000)                       20,000
                                                            --------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $586,000)                                                 586,000
                                                            --------------

                                          NUMBER OF
                                          CONTRACTS
                                          ---------

PUT OPTIONS PURCHASED  0.02%

    Wells Fargo & Co. Call
      @ 55 due May 05                           250                 5,000
                                                            --------------
TOTAL PUT OPTIONS PURCHASED (COST: $10,490)                         5,000
                                                            --------------

CALL OPTIONS PURCHASED  0.02%

    BB&T Corp. Call
      @ 42.5 due May 05                         250                 5,000
                                                            --------------
TOTAL CALL OPTIONS PURCHASED (COST: $11,560)                        5,000
                                                            --------------

TOTAL INVESTMENTS  104.39%
(COST $27,318,116)                                          $  27,197,923

SHORT SALES  (13.35)%
(PROCEEDS $3,432,111)                                          (3,478,000)

CALL OPTIONS WRITTEN  (1.12)%
(PREMIUMS RECEIVED $ 479,384)                                    (291,990)

CASH AND OTHER ASSETS, LESS LIABILITIES  10.08%                 2,626,282
                                                            --------------

NET ASSETS  100.00%                                         $  26,054,215
                                                            ==============


SEE NOTES TO PORTFOLIO HOLDINGS                      FINANCIAL INDUSTRIES FUND 7

Burnham Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF
                                            SHARES              VALUE
--------------------------------------------------------------------------

SHORT SALES  (13.35)%

    Commerce Bancorp, Inc. NJ                20,000         $    (649,400)
    Golden West Financial Corp.              20,000            (1,210,000)
    M&T Bank Corp.                           10,000            (1,020,600)
    Wells Fargo & Co.                        10,000              (598,000)
                                                            --------------
TOTAL SHORT SALES (PROCEEDS: $3,432,111)                    $  (3,478,000)
                                                            ==============

                                          NUMBER OF
                                          CONTRACTS
                                          ---------

CALL OPTIONS WRITTEN  (1.12)%

    Astoria Financial Corp. Call
      @ 26.625 due Apr 05                        50         $        (750)
                                                            --------------
    Bank of America Corp. Calls
      @ 47.5 due Nov 05                          60                (6,000)
      @ 50 due Jan 06 LEAPS*                     40                (2,400)
                                                            --------------
                                                                   (8,400)
                                                            --------------
    CIT Group Inc. Call
      @ 40 due Jan 06 LEAPS*                    200               (50,000)
                                                            --------------
    Citigroup Inc. Calls
      @ 50 due Sep 05                            20                  (800)
      @ 55 due Jan 06 LEAPS*                    180                (5,400)
                                                            --------------
                                                                   (6,200)
                                                            --------------
    Comerica Inc. Calls
      @ 65 due Apr 05                           100                  (500)
      @ 60 due Jul 05                           150                (6,000)
                                                            --------------
                                                                   (6,500)
                                                            --------------
    FirstMerit Corp. Call
      @ 30 due Jun 05                            75                  (750)
                                                            --------------
    Hudson City Bancorp, Inc. Calls
      @ 40 due Jul 05                           100                (5,000)
      @ 40 due Oct 05                            77                (7,315)
                                                            --------------
                                                                  (12,315)
                                                            --------------
    Huntington Bancshares, Inc. Call
      @ 25 due Jul 05                            75                (3,375)
                                                            --------------
    Independence Community Bank Corp. Call
      @ 45 due Jun 05                           100                  (500)
                                                            --------------
    JPMorgan Chase & Co. Calls
      @ 42.5 due Jun 05                         100                  (500)
      @ 37.5 due Sep 05                         100                (6,000)
      @ 40 due Sep 05                           200                (5,000)
      @ 40 due Jan 06 LEAPS*                    100                (6,500)
                                                            --------------
                                                                  (18,000)
                                                            --------------
    MBNA Corp. Call
      @ 25 due Jan 06 LEAPS*                    100               (18,000)
                                                            --------------

                                          NUMBER OF
                                          CONTRACTS             VALUE
--------------------------------------------------------------------------

    Merrill Lynch & Co., Inc. Calls
      @ 55 due Apr 05                            40         $      (9,200)
      @ 65 due Jul 05                            75                (1,500)
      @ 70 due Jul 05                            75                  (375)
      @ 65 due Jan 06 LEAPS*                     20                (3,300)
                                                            --------------
                                                                  (14,375)
                                                            --------------
    Morgan Stanley Calls
      @ 60 due Jul 05                            75               (16,500)
      @ 65 due Jul 05                            75                (6,000)
      @ 65 due Jan 06 LEAPS*                     50               (11,250)
                                                            --------------
                                                                  (33,750)
                                                            --------------
    New Century Financial Corp. Calls
      @ 50 due Aug 05                            50                (9,000)
      @ 55 due Aug 05                           150               (12,750)
                                                            --------------
                                                                  (21,750)
                                                            --------------
    North Fork Bancorp., Inc. Calls
      @ 30 due May 05                           100                (1,000)
      @ 31.625 due May 05                       100                  (750)
      @ 30 due Nov 05                           150               (11,250)
                                                            --------------
                                                                  (13,000)
                                                            --------------
    Northern Trust Corp. Calls
      @ 50 due Apr 05                            50                  (250)
      @ 50 due Jul 05                           125                (1,250)
      @ 55 due Jul 05                            50                  (500)
      @ 45 due Oct 05                            50                (9,250)
                                                            --------------
                                                                  (11,250)
                                                            --------------
    Sovereign Bancorp, Inc. Calls
      @ 22.5 due Apr 05                         100                (1,500)
      @ 22.5 due Jan 06 LEAPS*                  220               (31,900)
      @ 25 due Jan 06 LEAPS*                    100                (5,000)
                                                            --------------
                                                                  (38,400)
                                                            --------------
    SunTrust Banks, Inc. Call
      @ 75 due Apr 05                            25                  (125)
                                                            --------------
    The Bank of New York Co., Inc. Calls
      @ 30 due Apr 05                           100                (1,000)
      @ 32.5 due Apr 05                          30                  (150)
      @ 35 due Apr 05                            20                  (100)
      @ 32.5 due Jul 05                          25                  (375)
      @ 35 due Jan 06 LEAPS*                     25                  (625)
                                                            --------------
                                                                   (2,250)
                                                            --------------
    The Goldman Sachs Group, Inc. Calls
      @ 115 due Jul 05                           50               (14,000)
      @ 125 due Jan 06 LEAPS*                    50               (15,000)
                                                            --------------
                                                                  (29,000)
                                                            --------------
    U.S. Bancorp Call
      @ 32.5 due Sep 05                         150                (2,250)
                                                            --------------


8 FINANCIAL INDUSTRIES FUND                      SEE NOTES TO PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                          NUMBER OF
                                          CONTRACTS             VALUE
--------------------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

    Webster Financial Corp. Calls
      @ 55 due Apr 05                            60         $        (300)
      @ 50 due Jul 05                            50                  (750)
                                                            --------------
                                                                   (1,050)
                                                            --------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $479,384)                              $    (291,990)
                                                            ==============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

      THE TAX COST OF THE FUND AT MARCH 31, 2005, BASED ON SECURITIES OWNED, WAS $27,318,116. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $580,363 AND $(700,556), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

+     SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
      SHORT.

* Long-Term Equity Anticipation Securities are long-term option contracts that can be maintained for a period of up to three years.


SEE NOTES TO PORTFOLIO HOLDINGS                      FINANCIAL INDUSTRIES FUND 9

BURNHAM Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                             FACE
                                             VALUE              VALUE
--------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  100.08%
(PERCENTAGE OF NET ASSETS)

DISCOUNTED COMMERCIAL PAPER  44.90%
    Bear Stearns Cos., Inc.
    2.79% 5/05/05                       $ 2,000,000         $   1,994,730
    Clipper Receivables Corp.
    2.85% 4/01/05                         2,000,000             2,000,000
    FCAR Owner Trust I
    2.87% 5/10/05                         2,000,000             1,993,782
    General Electric Capital Corp.
    2.78% 5/05/05                         2,000,000             1,994,749
    Lockhart Funding L.L.C.
    2.88% 5/09/05                         2,000,000             1,993,920
    Market Street Funding
    2.75% 4/14/05                         2,000,000             1,998,014
    Sigma Finance Corp.
    2.98% 8/18/05                         2,200,000             2,174,686
    Steamboat Funding Corp.
    2.86% 4/01/05                         2,000,000             2,000,000
    Triple-A One Funding Corp.
    2.75% 4/13/05                         2,000,000             1,998,167
    UBS Finance
    2.83% 4/01/05                         2,000,000             2,000,000
                                                            --------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $20,148,048)                                           20,148,048
                                                            --------------
FLOATING RATE NOTES  4.46%
    Fifth Third Bank
    2.81% 1/23/06                         2,000,000             2,000,000
                                                            --------------
TOTAL FLOATING RATE NOTES (COST: $2,000,000)                    2,000,000
                                                            --------------
REPURCHASE AGREEMENT  13.82%
    Citigroup Global Markets
    (collateralized by $6,200,000
    GNMA, 4.00% due 5/20/27,
    delivery value $6,200,487)
    2.83% 4/01/05                         6,200,000             6,200,000
                                                            --------------
TOTAL REPURCHASE AGREEMENT
 (COST: $6,200,000)                                             6,200,000
                                                            --------------
TAXABLE MUNICIPAL COMMERCIAL PAPER  14.58%
    Johns Hopkins University
    2.77% 5/10/05                         2,000,000             2,000,000
    Lee County, Florida Housing
    Finance Authority
    2.95% 6/01/14                           700,000               700,000
    Manatee County, Florida
    Housing Finance Authority
    3.06% 11/01/33                        1,025,000             1,025,000
    Michigan State, General
    Obligation Bonds, Environmental
    Program, Series 20
    2.59% 10/19/05                        1,500,000             1,500,000
    Tennessee School Board Authority
    (LOC: Westdeutsche Landesbank)
    2.67% 4/05/05                         1,320,000             1,320,000
                                                            --------------
TOTAL TAXABLE MUNICIPAL COMMERCIAL PAPER
(COST: $6,545,000)                                              6,545,000
                                                            --------------


                                             FACE
                                             VALUE              VALUE
--------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES**  17.86%
    B&V Land Co., L.L.C.
    (LOC: First Michigan)
    2.96% 9/01/27                       $   795,000         $     795,000
    Camcairn I, L.L.C.
    (LOC: Firstar Bank)
    2.92% 10/01/21                        1,900,000             1,900,000
    Illinois Development Finance
    Authority (Harbortown),
    (LOC: LaSalle Bank N.A.)
    2.97% 12/01/20                        1,200,000             1,200,000
    LRC Meadows Investor L.L.C.
    (LOC: JPMorgan Chase & Co.)
    2.91% 12/01/34                        1,000,000             1,000,000
    Ordeal Properties, L.L.C., Note,
    (LOC: Key Bank, N.A.)
    2.90% 10/01/12                        1,405,000             1,405,000
    Shepherd Capital, L.L.C.,
    (LOC: First of America)
    2.98% 9/15/47                           915,000               915,000
    The Wilmington Iron & Metal Co. Notes,
    (LOC: Bank One, N.A.)
    2.87% 8/01/14                           800,000               800,000
                                                            --------------
TOTAL VARIABLE RATE DEMAND NOTES
 (COST: $8,015,000)                                             8,015,000
                                                            --------------
U.S. GOVERNMENT AGENCY OBLIGATION  4.46%
    Federal Home Loan Bank, Bond
    2.02% 6/08/05                         2,000,000             2,000,000
                                                            --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(COST: $2,000,000)                                              2,000,000
                                                            --------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $44,908,048)                                           44,908,048
                                                            --------------

TOTAL INVESTMENTS  100.08%
(COST $44,908,048)*                                         $  44,908,048

LIABILITIES, LESS CASH AND OTHER ASSETS  (0.08)%                  (36,693)
                                                            --------------

NET ASSETS  100.00%                                         $  44,871,355
                                                            ==============

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.

** THE INTEREST RATES DISCLOSED FOR VARIABLE DEMAND NOTES ARE THE CURRENT RATES IN EFFECT FOR MARCH 31, 2005.


10 MONEY MARKET FUND                             SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM U.S. Government Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                             FACE
                                             VALUE              VALUE
--------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS(b)  107.72%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS  54.88%
    U.S. Treasury Bills
    2.57% 4/07/05                       $70,000,000         $  69,970,017
    2.18% 4/14/05(2)                     10,000,000             9,992,128
    2.26% 5/05/05(2)                      5,000,000             4,989,316
    2.50% 6/02/05                        20,000,000            19,913,889
    U.S. Treasury Notes
    1.63% 2/28/06                         6,000,000             5,924,573
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST: $110,789,923)                                         110,789,923
                                                            --------------
REPURCHASE AGREEMENTS  45.27%
    Citigroup Global Markets
    (collateralized by $47,000,000
    GNMA 4.5% due 1/20/32,
    delivery value $47,003,695)
    2.83% 4/01/05                        47,000,000            47,000,000
    Goldman Sachs
    (collateralized by $44,400,307
    U.S. Treasury Note 3.375%
    due 1/15/07, delivery value
    $44,403,256)
    2.64% 4/01/05                        44,400,000            44,400,000
                                                            --------------
TOTAL REPURCHASE AGREEMENT
 (COST: $91,400,000)                                           91,400,000
                                                            --------------
MASTER NOTE  7.57%
    Merrill Lynch & Co., Inc.(a)
    2.98% 4/01/05                        15,281,250            15,281,250
                                                            --------------
TOTAL MASTER NOTE (COST: $15,281,250)                          15,281,250
                                                            --------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $217,471,173)                                         217,471,173
                                                            --------------

  TOTAL INVESTMENTS  107.72%
  (COST $217,471,173)*                                      $ 217,471,173

  LIABILITIES, LESS CASH AND OTHER ASSETS  (7.72)%            (15,594,779)
                                                            --------------

  NET ASSETS  100.00%                                       $ 201,876,394
                                                            ==============

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.

a     THIS SECURITY IS THE ACTUAL COLLATERAL USED IN SECURITY LENDING.

b THE 107.72% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITIES LENDING. NOT INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 100.15%.


SEE NOTES TO PORTFOLIO HOLDINGS             U.S. GOVERNMENT MONEY MARKET FUND 11

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2005 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1.    VALUING SECURITIES

      THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

      STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. ANY EQUITIES THAT DIDN'T TRADE THAT DAY ARE VALUED AT THE LAST AVAILABLE BID PRICE.

      BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

      MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM MONEY MARKET FUND AND THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUE THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

      REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

      OPTIONS MAY BE WRITTEN BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKETS. WHEN A FUND ENTERS INTO A WRITTEN CALL OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND ALSO RECORDS AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY, TO REFLECT THE OPTION'S CURRENT VALUE. THE POTENTIAL RISK TO THE FUNDS IS THAT THE CHANGE IN VALUE OF OPTIONS CONTRACTS MAY NOT CORRESPOND TO THE CHANGE IN VALUE OF THE HEDGED INSTRUMENTS. IN ADDITION, LOSSES MAY ARISE FROM CHANGES IN THE VALUE OF THE UNDERLYING INSTRUMENTS, IF THERE IS AN ILLIQUID SECONDARY MARKET FOR THE CONTRACTS, OR IF THE COUNTERPARTY TO THE CONTRACT IS UNABLE TO PERFORM. WHEN A CALL OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS. EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

FAIR VALUE PRICING

      EACH FUND (OTHER THAN THE MONEY MARKET FUNDS) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF QUOTATIONS ARE NOT READILY AVAILABLE OR IF MARKET QUOTATIONS MAY BE UNRELIABLE, A FUND MAY VALUE ITS SECURITIES BY A METHOD THAT THE TRUSTEES BELIEVE ACCURATELY REFLECTS FAIR VALUE. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS. THE MONEY MARKET FUNDS VALUE THE SECURITIES IN THE PORTFOLIOS USING AMORTIZED COST, WHICH APPROXIMATES COST, WHICH APPROXIMATES MARKET VALUE, IN ACCORDANCE WITH A RULE OF THE SECURITIES AND EXCHANGE COMMISSION.

ACCOUNTING FOR PORTFOLIO TRANSACTIONS

      THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2.    SECURITIES LENDING

      THE FUND MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES. WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.

      AT MARCH 31, 2005, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                               LOANED SECURITIES     % OF           VALUE OF
                                  MARKET VALUE     NET ASSETS    CASH COLLATERAL
                                  ------------     ----------    ---------------
      BURNHAM FUND                $12,313,581        10.53%        $12,652,449
      BURNHAM FINANCIAL
         SERVICES FUND              2,320,142         1.20%          5,748,573
      BURNHAM U.S. GOVERNMENT
         MONEY MARKET FUND         14,981,444         7.42%         15,281,250

3.    SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.


12 NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2005 (CONTINUED) (UNAUDITED)

4.    RESTRICTED SECURITIES

      THE BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND MAY NOT INVESTMENT MORE THAN 15% OF ITS NET ASSETS WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS. AT MARCH 31, 2005, THE BURNHAM FUND AND BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 ("THE 1933 ACT.") THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IN GOOD FAITH BY OR AT THE DIRECTIONS OF THE TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A IF THE 1933 ACT.

      DESCRIPTION,
      DATE OF PURCHASE,
      % OF NET ASSETS         FUND        SHARES/PAR       COST           VALUE
      ---------------         ----        ----------       ----           -----

      FIELDSTONE             BURNHAM         37,500      $562,500       $544,500
      INVESTMENT CORP.        FUND
      11/10/03
      0.47%

      CENTENNIAL BANK        BURNHAM        750,000    $7,500,000     $7,875,000
      HOLDINGS, INC.        FINANCIAL
      06/30/04              SERVICES
      4.06%                   FUND

      FIELDSTONE             BURNHAM        412,500    $6,187,500     $5,989,500
      INVESTMENT CORP.      FINANCIAL
      11/10/03              SERVICES
      3.09%                   FUND

      PEREGRINE              BURNHAM        250,000      $247,980       $247,980
      HOLDINGS LTD.         FINANCIAL
      05/31/02              SERVICES
      0.13%                   FUND


                                                  NOTES TO PORTFOLIO HOLDINGS 13

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BURNHAM INVESTORS TRUST
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JON M. BURNHAM
                         -------------------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date              MAY 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JON M. BURNHAM
                         -------------------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date              MAY 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL E. BARNA
                         -------------------------------------------------------
                           Michael E. Barna, Chief Financial Officer
                           (principal financial officer)

Date              MAY 26, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.